Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Current Liabilities [Abstract]
Employees and related expenses	$ 1,590		$ 1,635
Provision for termination of employees	4,852	[1]
Accrued expenses	2,305		1,633
Customer advances	1,693		1,486
Other current liabilities	531		561
Total other current liabilities	$ 10,971		$ 5,315

[1]	see note 10A